Securities	12 Months Ended
Dec. 31, 2023
Securities [Abstract]
Securities	Securities
a.Composition of securities net of expected losses:

	12/31/2023	12/31/2022
Fair value through other comprehensive income - FVOCI
Financial treasury bills (LFT)	9,212,930	4,652,445
National treasury notes (NTN)	3,931,671	3,541,780
National treasury bills (LTN)	415,471	589,496
Debentures	330,705	684,153
Commercial promissory notes	214,157	22,551
Certificates of real estate receivables	104,270	203,350
Certificates of agricultural receivables	22,817	—
Financial bills	—	5,771
Subtotal	14,232,021	9,699,546

Amortized cost
National treasury notes (NTN)	665,413	645,373
Rural product bill	459,298	532,068
Debentures	32,780	112,914
Subtotal	1,157,491	1,290,355

Fair value through profit or loss - FVTPL
Financial treasury bills (LFT)	420,336	37,131
Investment fund quotas	358,332	529,903
Debentures	281,566	435,755
Certificates of real estate receivables	182,319	44,453
Financial bills	73,808	101,467
Certificates of agricultural receivables	64,371	237,750
Bank deposit certificates	55,597	44,638
National treasury notes (NTN)	27,576	384
Agribusiness credit bills (LCA)	10,684	20,413
Commercial promissory notes	2,659	5,157
Real estate credit bills (LCI)	1,352	1,613
Subtotal	1,478,600	1,458,664

Total	16,868,112	12,448,565
As of December 31, 2023, the expected loss value of securities was R$ (33,701),(2022: R$ (30,333))
b.Breakdown of the carrying amount of securities by maturity, net of losses

	12/31/2023
	Up to 3 months	3 months to 1 year	1 year to 3 years	From 3 to 5 years	Above 5 years	Book value
Fair value through other comprehensive income - FVOCI	—	22,176	478,209	4,389,513	9,342,123	14,232,021
Financial treasury bills (LFT)	—	—	135,277	2,478,757	6,598,896	9,212,930
National treasury notes (NTN)	—	—	177,973	1,288,316	2,465,382	3,931,671
National treasury bills (LTN)	—	—	—	415,471	—	415,471
Debentures	—	22,176	19,968	114,986	173,575	330,705
Commercial promissory notes	—	—	144,991	69,166	—	214,157
Certificates of real estate receivables	—	—	—	—	104,270	104,270
Certificates of agricultural receivables	—	—	—	22,817	—	22,817

Amortized cost	44,649	212,869	218,201	16,359	665,413	1,157,491
National treasury notes (NTN)	—	—	—	—	665,413	665,413
Rural product bill	44,649	192,874	205,416	16,359	—	459,298
Debentures	—	19,995	12,785	—	—	32,780

Fair value through profit or loss - FVTPL	368,025	55,104	422,135	218,214	415,122	1,478,600
Financial treasury bills (LFT)	4,065	671	320,737	86,496	8,367	420,336
Investment fund quotas	358,332	—	—	—	—	358,332
Debentures	3	5,974	25,383	18,422	231,784	281,566
Certificates of real estate receivables	—	966	2,138	62,714	116,501	182,319
Financial bills	939	26,049	21,305	16,935	8,580	73,808
Certificates of agricultural receivables	—	17	3,256	26,999	34,099	64,371
Bank deposit certificates	4,117	14,734	24,215	4,863	7,668	55,597
National treasury notes (NTN)	—	—	19,942	—	7,634	27,576
Agribusiness credit bills (LCA)	450	3,932	4,368	1,445	489	10,684
Commercial promissory notes	—	2,659	—	—	—	2,659
Real estate credit bills (LCI)	119	102	791	340	—	1,352
Total	412,674	290,149	1,167,876	4,624,086	10,422,658	16,868,112

	12/31/2022
	Up to 3 months	3 months to 1 year	1 year to 3 years	From 3 to 5 years	Above 5 years	Book value
Fair value through other comprehensive income - FVOCI	24,102	—	731,825	2,999,773	5,943,846	9,699,546
Financial treasury bills (LFT)	24,102	—	2	1,548,011	3,080,330	4,652,445
National treasury notes (NTN)	—	—	151,677	1,002,300	2,387,803	3,541,780
National treasury bills (LTN)	—	—	450,070	139,426	—	589,496
Debentures	—	—	120,255	270,448	293,450	684,153
Commercial promissory notes	—	—	1	22,550	—	22,551
Certificates of real estate receivables	—	—	7,721	15,877	179,752	203,350
Financial bills	—	—	2,099	1,161	2,511	5,771

Amortized cost	95,316	197,820	253,811	95,712	647,696	1,290,355
National treasury notes (NTN)	—	—	—	—	645,373	645,373
Rural product bill	79,539	176,658	177,836	95,712	2,323	532,068
Debentures	15,777	21,162	75,975	—	—	112,914

Fair value through profit or loss - FVTPL	547,370	74,669	182,240	300,408	353,977	1,458,664
Financial treasury bills (LFT)	—	—	14,407	22,724	—	37,131
Investment fund quotas	529,903	—	—	—	—	529,903
Debentures	2,139	5,434	71,217	181,272	175,693	435,755
Certificates of real estate receivables	5,236	583	17,926	5,180	15,528	44,453
Financial bills	—	50,848	40,820	5,023	4,776	101,467
Certificates of agricultural receivables	—	1,907	8,595	76,123	151,125	237,750
Bank deposit certificates	9,648	12,988	12,638	5,813	3,551	44,638
Agribusiness credit bills (LCA)	391	1,602	11,227	4,273	2,920	20,413
Commercial promissory notes	—	—	5,157	—	—	5,157
Real estate credit bills (LCI)	53	1,307	253	—	—	1,613
Other	—	—	—	—	384	384
Total	666,788	272,489	1,167,876	3,395,893	6,945,519	12,448,565